CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net revenues	$ 199,408	$ 160,017	$ 125,258
Cost of revenues	(142,703)	(120,897)	(95,733)
Gross profit	56,705	39,120	29,525
Operating expenses
Research and development expenses	(5,574)	(10,737)	(5,778)
Sales and marketing expenses	(42,968)	(32,080)	(25,935)
General and administrative expenses	(20,304)	(23,757)	(12,983)
Total operating expenses	(68,846)	(66,574)	(44,696)
Operating loss	(12,141)	(27,454)	(15,171)
Interest income	537	421
Interest expense	(1,915)	(773)	(551)
Other gains, net	2,992	687	1,841
Fair value losses on derivative liabilities			(10,190)
Fair value (losses)/gains on convertible notes	133	(4,837)
Loss before income tax expense	(10,394)	(31,956)	(24,071)
Share of loss from an equity investee	(408)
Income tax expense	(47)	(655)	(548)
Net loss	(10,849)	(32,611)	(24,619)
Net loss attributable to non-controlling interests	1,246	202
Net loss attributable to iClick Interactive Asia Group Limited	(9,603)	(32,409)	(24,619)
Net loss attributable to iClick Interactive Asia Group Limited’s ordinary shareholders	(9,603)	(32,409)	(29,931)
Net loss	(10,849)	(32,611)	(24,619)
Other comprehensive loss:
Foreign currency translation adjustment, net of US$nil tax	(1,700)	(2,547)	(79)
Comprehensive loss	(12,549)	(35,158)	(24,698)
Comprehensive loss attributable to non-controlling interests	1,334	202
Comprehensive loss attributable to iClick Interactive Asia Group Limited	$ (11,215)	$ (34,956)	$ (24,698)
Net loss per share attributable to iClick Interactive Asia Group Limited
- Basic	$ (0.34)	$ (1.23)	$ (2.15)
- Diluted	$ (0.34)	$ (1.23)	$ (2.15)
Weighted average number of ordinary shares used in per share calculation:
- Basic	28,583,548	26,452,409	13,931,503
- Diluted	28,583,548	26,452,409	13,931,503
Redeemable preferred stock
Operating expenses
Accretion to redeemable shares redemption value			$ (1,662)
Redeemable ordinary shares
Operating expenses
Accretion to redeemable shares redemption value			$ (3,650)